Document and Entity Information	Apr. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001447051
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 02, 2025
Entity Registrant Name	TERRITORIAL BANCORP INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-34403
Entity Tax Identification Number	26-4674701
Entity Address, Address Line One	1003 Bishop Street
Entity Address, Address Line Two	Pauahi Tower
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	(808)
Local Phone Number	946-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	TBNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false